Leases - Analysis of the lease liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Balance at the beginning	$ 55,898	$ 444
Additions, net	18,913	57,671
Interest expense on leases	1,668	333	$ 33
Payments	(13,910)	(2,550)
Balance at the end	62,569	55,898	$ 444
Lease liabilities-current portion	17,433	10,342
Lease liabilities-non-current portion	$ 45,136	$ 45,556